Business combination (Details Narrative)		12 Months Ended
	Oct. 06, 2023 SGD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Business Acquisition [Line Items]
Goodwill		$ 1,633,309		$ 1,633,309	$ 2,213,460	$ 2,213,460
Fair value of intangible assets				1,434,507	1,944,044	$ 1,944,044
Contractual amount receivable	$ 190,283
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition related cost		$ 68,502	$ 90,375
Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Total consideration amount	4,502,793
Consideration share amount	750,000
Cash consideraton	$ 513,600
Cash consideraton shares | shares	171,384
Goodwill	$ 2,213,460			1,677,753	2,213,460
Fair value of intangible assets	1,944,044			$ 1,473,542	$ 1,944,044
Simply Sakal Pte Ltd [Member] | Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Total consideration amount	4,712,000
Cash	1,712,000
Consideration share amount	$ 3,000,000
Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%